General and Administrative (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of General and Administrative Expense

	For the six months ended
	June 30, 2023	June 30, 2022
Salaries and compensation	$3,136,331	$1,531,542
Professional fees	448,949	340,070
Office	118,874	61,780
Investor relations	115,608	360,102
Filing and transfer fees	48,984	79,482
Advertising	65,393	296,582
Travel	68,184	15,121
Penalties	19,711	-
Bank charges and other	2,607	9,973
	$4,024,641	$2,694,652